UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21348

Name of Fund:  Muni Intermediate Duration Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Muni Intermediate Duration Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
       NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2006

Date of reporting period: 12/01/05 - 02/28/06

Item 1 - Schedule of Investments


Muni Intermediate Duration Fund, Inc.


Schedule of Investments as of February 28, 2006                                                                    (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                         Value
Alabama - 3.4%      $    5,500   Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                 5.50% due 1/01/2021                                                                  $     5,989
                         6,500   Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                 5.25% due 1/01/2023                                                                        6,920
                         6,600   Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                                 Care Facility Revenue Bonds (Capstone Village, Inc. Project) Series A, 5.625%
                                 due 8/01/2025                                                                              6,650

Arizona - 4.4%           3,020   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project 1), Series A, 6.625% due 7/01/2020                                                 3,028
                         3,000   Navajo County, Arizona, IDA, IDR (Stone Container Corporation Project), AMT,
                                 7.20% due 6/01/2027                                                                        3,104
                         1,000   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project), Series C, 6.70% due 7/01/2021                                                    1,058
                         1,750   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project), Series K/L, 6.375% due 7/01/2031                                                 1,821
                         2,760   Pinal County, Arizona, COP, 5.25% due 12/01/2018                                           2,958
                         2,910   Pinal County, Arizona, COP, 5.25% due 12/01/2019                                           3,114
                         3,065   Pinal County, Arizona, COP, 5.25% due 12/01/2020                                           3,278
                         3,230   Pinal County, Arizona, COP, 5.25% due 12/01/2021                                           3,452
                         3,630   Vistancia Community Facilities District, Arizona, GO, 5% due 7/15/2014                     3,603

Arkansas - 1.1%          3,755   Conway, Arkansas, Public Facilities Board, Capital Improvement Revenue
                                 Refunding Bonds (Hendrix College Projects), Series B, 5% due 10/01/2026                    3,880
                         1,000   University of Arkansas, University Revenue Refunding Bonds (UAMS Campus),
                                 Series A, 5% due 11/01/2013 (d)                                                            1,078
                         1,250   University of Arkansas, University Revenue Refunding Bonds (UAMS Campus),
                                 Series A, 5% due 11/01/2015 (d)                                                            1,349

California - 26.7%       8,865   California Pollution Control Financing Authority, PCR, Refunding, DRIVERS,
                                 AMT, Series 878Z, 7.183% due 12/01/2009 (d)(h)                                            10,128
                         5,000   California State Department of Water Resources, Power Supply Revenue Bonds,
                                 Series A, 5.375% due 5/01/2012 (i)                                                         5,535
                         5,000   California State, GO, Refunding, 5.25% due 2/01/2027 (d)                                   5,352
                        10,000   California State Public Works Board, Lease Revenue Bonds (Department of
                                 Corrections), Series C, 5.50% due 6/01/2020                                               11,055
                        17,500   California State, Various Purpose, GO, 5.50% due 4/01/2028                                19,439
                         2,500   California Statewide Communities Development Authority, Health Facility Revenue
                                 Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                              2,775
                         2,400   Elk Grove, California, Poppy Ridge Community Facilities Number 3 Special Tax,
                                 Series 1, 6% due 9/01/2008 (i)                                                             2,551
                         6,440   Grossmont-Cuyamaca Community College District, California, GO (Election of 2002),
                                 Series A, 5% due 8/01/2027 (d)                                                             6,757
                        10,485   Los Angeles, California, Unified School District, GO (Election of 1997), Series F,
                                 5% due 7/01/2025 (b)                                                                      11,115


Portfolio Abbreviations


To simplify the listings of Muni Intermediate Duration Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax-Exempt Receipts
EDA       Economic Development Authority
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDB       Industrial Development Board
IDR       Industrial Development Revenue Bonds
PCR       Pollution Control Revenue Bonds
S/F       Single-Family
VRDN      Variable Rate Demand Notes



Muni Intermediate Duration Fund, Inc.


Schedule of Investments as of February 28, 2006 (concluded)                                                        (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                         Value
California          $   26,575   Los Angeles, California, Unified School District, GO, Series A, 5% due
(concluded)                      1/01/2028 (d)                                                                        $    28,059
                         3,565   Oakland, California, Sewer Revenue Bonds, Series A, 5% due 6/15/2028 (c)                   3,758
                         2,000   Oakland, California, Sewer Revenue Bonds, Series A, 5% due 6/15/2029 (c)                   2,105
                         5,850   Ontario-Monclair, California, School District, GO (Election of 2002),
                                 Series A, 5% due 8/01/2027 (b)                                                             6,128
                        10,135   Peralta, California, Community College District, GO (Election of 2000),
                                 Series D, 5% due 8/01/2030 (c)                                                            10,712
                         1,515   Rowland, California, Unified School District, GO (Election of 2000),
                                 Series B, 5.25% due 8/01/2027 (c)                                                          1,626
                           585   Sacramento, California, Special Tax (North Natomas Community Facilities),
                                 Series 4-C, 5.60% due 9/01/2020                                                              620
                         1,720   Sacramento, California, Special Tax (North Natomas Community Facilities),
                                 Series 4-C, 5.75% due 9/01/2022                                                            1,837
                           500   Sacramento, California, Special Tax (North Natomas Community Facilities),
                                 Series 4-C, 5.90% due 9/01/2023                                                              537
                         3,000   Sacramento, California, Special Tax (North Natomas Community Facilities),
                                 Series 4-C, 6% due 9/01/2028                                                               3,229
                         3,000   San Jose, California, Airport Revenue Bonds, Series A, 5.25% due 3/01/2017 (b)             3,202
                         3,100   San Jose, California, GO (Libraries, Parks and Public Safety Projects),
                                 5% due 9/01/2030 (d)                                                                       3,246
                         9,030   Sequoia, California, Unified High School District, GO, Refunding, Series B,
                                 5.50% due 7/01/2035 (c)                                                                   10,111
                         4,875   Tamalpais, California, Union High School District, GO (Election of 2001), 5%
                                 due 8/01/2028 (c)                                                                          5,112

Colorado - 2.6%          2,000   Denver, Colorado, City and County Airport Revenue Refunding Bonds, Series E,
                                 5.25% due 11/15/2023 (d)                                                                   2,072
                           900   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series A, 7.10% due 9/01/2014                                                                967
                         2,250   Montrose, Colorado, Memorial Hospital, Revenue Bonds, 6.375% due 12/01/2023                2,532
                         7,500   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                 (Public Improvement Fees), 7.50% due 12/01/2015                                            8,274
                         1,000   Southlands, Colorado, Medical District, GO (Metropolitan District Number 1),
                                 6.75% due 12/01/2016                                                                       1,095

Connecticut - 1.7%       1,160   Connecticut State Development Authority, Airport Facility Revenue Bonds
                                 (LearJet Inc. Project), AMT, 7.95% due 4/01/2026                                           1,380
                         8,000   Connecticut State Development Authority, PCR, Refunding (Connecticut Light
                                 and Power Company), Series A, 5.85% due 9/01/2028                                          8,478

Florida - 4.7%           1,000   Broward County, Florida, Airport Exempt Facility Revenue Bonds (Learjet Inc.
                                 Project), AMT, 7.50% due 11/01/2020                                                        1,136
                         2,970   Harbor Bay, Florida, Community Development District, Capital Improvement
                                 Special Assessment Bonds, 6.75% due 5/01/2034                                              3,231
                         2,550   Heritage Isle at Viera Community Development District, Florida, Special
                                 Assessment Bonds, Series B, 5% due 11/01/2009                                              2,562
                         4,705   Lee County, Florida, Revenue Bonds, 5% due 10/01/2022 (a)                                  5,029
                         3,500   Midtown Miami, Florida, Community Development District, Special Assessment
                                 Revenue Bonds, Series A, 6% due 5/01/2024                                                  3,732
                         3,670   Orange County, Florida, Health Facilities Authority, Health Care Revenue
                                 Refunding Bonds (Orlando Lutheran Towers), 5% due 7/01/2013                                3,639
                           965   Orlando, Florida, Urban Community Development District, Capital Improvement
                                 Special Assessment Bonds, 6% due 5/01/2020                                                 1,040
                         1,085   Portofino Shores, Florida, Community Development District, Special Assessment
                                 Bonds, Series A, 6.40% due 5/01/2034                                                       1,144
                         2,390   South Lake County, Florida, Hospital District Revenue Bonds (South Lake
                                 Hospital Inc.), 6.625% due 10/01/2023                                                      2,645
                           875   Sterling Hill, Florida, Community Development District, Capital Improvement
                                 Revenue Refunding Bonds, Series B, 5.50% due 11/01/2010                                      880
                         2,060   Watergrass Community Development District, Florida, Special Assessment Revenue
                                 Bonds, Series B, 4.875% due 11/01/2010                                                     2,066

Georgia - 3.1%           1,500   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due
                                 12/01/2024                                                                                 1,630
                         5,395   Brunswick & Glynn County, Georgia, Development Authority, First Mortgage
                                 Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                 7.125% due 1/01/2025                                                                       5,493
                         2,800   Brunswick & Glynn County, Georgia, Development Authority, First Mortgage
                                 Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                 7.25% due 1/01/2035                                                                        2,849
                         4,500   Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds
                                 (Canterbury Court Project), Series A, 5.80% due 2/15/2018                                  4,581
                         1,245   Savannah, Georgia, EDA, Revenue Bonds (Marshes of Skidaway), First Mortgage,
                                 Series A, 6.25% due 1/01/2012                                                              1,255
                         2,245   Savannah, Georgia, EDA, Revenue Bonds (Marshes of Skidaway), First Mortgage,
                                 Series A, 6.85% due 1/01/2019                                                              2,341

Idaho - 0.1%               465   Idaho Housing and Finance Association, S/F Mortgage Revenue Bonds, AMT,
                                 Series F-2, 5.85% due 7/01/2015 (e)                                                          467

Illinois - 3.5%          2,510   Chicago, Illinois, O'Hare International Airport Revenue Bonds, 3rd Lien, AMT,
                                 Series B-2, 6% due 1/01/2029 (f)                                                           2,813
                         6,000   Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids
                                 Management LLC Project), AMT, 5.90% due 11/01/2017                                         6,313
                         6,930   Illinois, Development Finance Authority Revenue Bonds (Community Rehabilitation
                                 Providers Facilities), Series A, 6.625% due 7/01/2032                                      7,517
                         1,800   Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                                 Series A, 6% due 5/15/2025                                                                 1,837
                         1,580   Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax
                                 Increment Financing (TIF) Redevelopment Project), 6% due 1/01/2025                         1,555

Louisiana - 0.9%         5,000   Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company Project),
                                 6.50% due 1/01/2017                                                                        5,116

Maine - 1.6%             1,965   Portland, Maine, Housing Development Corporation, Senior Living Revenue Bonds
                                 (Avesta Housing Development Corporation Project), Series A, 6% due 2/01/2034               2,056
                         7,000   Rumford, Maine, Solid Waste Disposal Revenue Refunding Bonds (Boise Cascade
                                 Corporation Project), AMT, 6.875% due 10/01/2026                                           7,482

Maryland - 0.9%          4,330   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A,
                                 5.25% due 9/01/2027 (f)                                                                    4,740
                           500   Maryland State Industrial Development Financing Authority, Economic Development
                                 Revenue Bonds (Our Lady of Good Counsel School), Series A, 6% due 5/01/2035                  524

Massachusetts - 6.2%     4,560   Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                 Senior Series A, 5% due 7/01/2012 (i)                                                      4,911
                         7,695   Massachusetts Bay Transportation Authority, Special Assessment Revenue Refunding
                                 Bonds, Series A, 5% due 7/01/2031                                                          8,142
                         1,210   Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds
                                 (Ogden Haverhill Associates), AMT, Series B, 5.35% due 12/01/2015                          1,224
                         2,000   Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds
                                 (Ogden Haverhill Associates), AMT, Series B, 5.50% due 12/01/2019                          2,037
                         9,050   Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series A,
                                 5.15% due 7/01/2026 (c)                                                                    9,173
                        10,000   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (c)                                                            10,595

Michigan - 1.5%          3,325   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                 (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                          3,377
                         4,795   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Oakwood
                                 Obligated Group), Series A, 6% due 4/01/2022                                               5,267

Minnesota - 1.0%         1,000   Minneapolis and Saint Paul, Minnesota, Housing and Redevelopment Authority, Health
                                 Care System Revenue Bonds (Group Health Plan Inc. Project), 6% due 12/01/2019              1,104
                         2,545   Minneapolis and Saint Paul, Minnesota, Housing and Redevelopment Authority, Health
                                 Care System Revenue Bonds (Group Health Plan Inc. Project), 6% due 12/01/2021              2,799
                         2,000   Minnesota State Municipal Power Agency, Electric Revenue Bonds, Series A, 5.25%
                                 due 10/01/2024                                                                             2,137

Mississippi - 1.4%       5,000   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                                 Energy Resources Inc. Project), 5.875% due 4/01/2022                                       5,064
                         2,910   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                                 Energy Resources Inc. Project), 5.90% due 5/01/2022                                        2,949

Nevada - 0.4%            2,250   Clark County, Nevada, Improvement District Number 142, Special Assessment Bonds,
                                 6.375% due 8/01/2023                                                                       2,338

New Jersey - 16.3%       3,635   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.80% due 11/01/2021 (c)                                          4,223
                         5,050   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.80% due 11/01/2023 (c)                                          5,871
                        10,950   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2018                         11,525
                         9,810   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                          10,462
                        17,900   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                 7/01/2033 (d)                                                                             19,275
                         5,540   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                 AMT, 6.625% due 9/15/2012                                                                  5,653
                         5,000   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series C, 5.25% due 6/15/2021 (d)                                                   5,465
                        10,000   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2018 (a)                                                     10,745
                        20,000   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2019 (c)                                                     21,443

New Mexico - 2.2%        3,000   Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico -
                                 San Juan), Series D, 6.375% due 4/01/2022                                                  3,165
                         9,000   Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Co.-San Juan
                                 Project), Series A, 6.95% due 10/01/2020                                                   9,376

New York - 26.4%         1,145   Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis
                                 Hospital), Series B, 7.25% due 3/01/2019                                                   1,248
                         5,465   Metropolitan Transportation Authority, New York, Revenue Bonds, Series B, 5%
                                 due 11/15/2027 (a)                                                                         5,806
                         6,600   Metropolitan Transportation Authority, New York, Revenue Bonds, Series B, 5%
                                 due 11/15/2030 (a)                                                                         6,990
                        10,500   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A,
                                 5.75% due 11/15/2032                                                                      11,627
                         1,755   New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                 Facilities Pooled Program), Series C-1, 5.50% due 7/01/2007                                1,774
                         3,500   New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                                 Airlines Inc. Project), AMT, 8.375% due 11/01/2016                                         3,625
                         1,110   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, Series C, 5.50% due 5/01/2009 (i)                                           1,188
                         5,000   New York City, New York, GO, Refunding, Series B, 5.75% due 8/01/2015                      5,543
                         2,540   New York City, New York, IDA, Civic Facility Revenue Bonds (Special Needs Facilities
                                 Pooled Program), Series C-1, 3.40% due 7/01/2019                                           2,444
                         5,550   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 DRIVERS, Series 1133Z, 7.004% due 10/15/2012 (a)(h)                                        6,503
                         4,325   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2032 (a)                                                            4,576
                         3,900   New York Convention Center Development Corporation, New York, Revenue Bonds
                                 (Hotel Unit Fee Secured), 5% due 11/15/2027 (a)                                            4,143
                         5,580   New York State Dormitory Authority, Lease Revenue Refunding Bonds (Court Facilities),
                                 Series A, 5.25% due 5/15/2012                                                              6,000
                         1,000   New York State Dormitory Authority Revenue Bonds (North Shore L I Jewish Group), 5%
                                 due 5/01/2012                                                                              1,056
                         7,075   New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                 Program), Series D, 5.25% due 10/01/2023 (d)                                               7,640
                         7,775   New York State Dormitory Authority, Revenue Refunding Bonds (City University System),
                                 Consolidated Second Generation, Series A, 6.125% due 7/01/2013 (a)                         8,627
                         7,000   New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                 Series A, 6.625% due 7/01/2018                                                             7,621
                         5,000   New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                 Series A, 6.625% due 7/01/2019                                                             5,443
                         8,085   New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 5.25%
                                 due 1/01/2027 (c)                                                                          8,813
                            60   New York State Thruway Authority, Local Highway and Bridge Service Contract, Revenue
                                 Refunding Bonds, 5.50% due 4/01/2017                                                          66
                        11,650   New York State Urban Development Corporation, Correctional and Youth Facilities
                                 Services Revenue Refunding Bonds, Series A, 5.50% due 1/01/2017                           12,515
                        10,000   New York State Urban Development Corporation, Personal Income Tax Revenue Bonds
                                 (State Facilities), Series A-1, 5.25% due 3/15/2034 (b)                                   10,751
                         3,340   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.50% due 6/01/2016                                                                        3,569
                         6,510   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.25% due 6/01/2022 (a)                                                                    7,005
                         7,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2021                                                                        7,660
                        10,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2022                                                                       10,943

North Carolina - 2.2%    3,105   Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75% due 8/01/2035       3,262
                         6,000   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                 Revenue Refunding Bonds (Presbyterian Homes Project), 7% due 10/01/2031                    6,397
                         3,150   North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (The ARC
                                 of North Carolina Projects), Series A, 5.50% due 10/01/2024                                3,353

Ohio - 0.2%              1,280   Port of Greater Cincinnati Development Authority, Ohio, Special Assessment Revenue
                                 Bonds (Cooperative Public Parking Infrastructure Project), 6.30% due 2/15/2024             1,366

Oklahoma - 0.5%          2,780   Norman, Oklahoma, Regional Hospital Authority, Hospital Revenue Bonds, 5.50% due
                                 9/01/2025                                                                                  2,888

Pennsylvania - 4.6%      3,500   Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care
                                 Project), 6% due 2/01/2021                                                                 3,672
                         7,710   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                 Bonds (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027                       8,220
                         7,490   Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, 1975 General
                                 Ordinance, 17th Series, 5.375% due 7/01/2022 (c)                                           8,100
                         1,750   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                 (Guthrie Healthcare System), Series A, 6.25% due 12/01/2015                                1,950
                         3,000   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                 (Guthrie Healthcare System), Series A, 6.25% due 12/01/2016                                3,340
                         1,490   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                 (Guthrie Healthcare System), Series A, 6.25% due 12/01/2018                                1,653

South Carolina - 2.1%    4,250   Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage
                                 Hospital Facilities, Revenue Refunding Bonds, Series A, 5.25% due 8/15/2023 (d)(e)         4,571
                         3,000   Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage
                                 Hospital Facilities, Revenue Refunding Bonds, Series A, 5.25% due 8/15/2024 (d)(e)         3,222
                         4,000   Newberry County, South Carolina, School District, Installment Purchase Revenue
                                 Bonds, 5% due 12/01/2030 (j)                                                               4,159

Tennessee - 3.9%         1,800   Johnson City, Tennessee, Health and Educational Facilities Board, Retirement
                                 Facility Revenue Bonds (Appalachian Christian Village Project), Series A, 6%
                                 due 2/15/2019                                                                              1,826
                         5,000   McMinn County, Tennessee, IDB, PCR (Calhoun Newsprint Co. Project), AMT, 7.625%
                                 due 3/01/2016                                                                              5,010
                         6,000   Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                                 Hospital Revenue Refunding Bonds (Methodist Healthcare), 6% due 9/01/2012 (i)              6,812
                         3,500   Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                                 Hospital Revenue Refunding Bonds (Methodist Healthcare), 6.25% due 9/01/2012 (i)           4,021
                         3,550   Shelby County, Tennessee, Health, Educational and Housing Facilities Board
                                 Revenue Bonds (Germantown Village), Series A, 6.75% due 12/01/2018                         3,682
                         1,450   Shelby County, Tennessee, Health, Educational and Housing Facilities Board
                                 Revenue Bonds (Germantown Village), Series A, 7% due 12/01/2023                            1,501

Texas - 14.5%            6,445   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                 First Tier, Series A, 6.375% due 1/01/2016                                                 6,789
                        10,260   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                 First Tier, Series A, 6.70% due 1/01/2032                                                 10,841
                           300   Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Scott & White Memorial Hospital), VRDN, Series B-1, 2.95% due 8/15/2029 (d)(g)        300
                         1,500   Bexar County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                 Bonds (Army Retirement Residence Project), 6.30% due 7/01/2032                             1,612
                         1,500   Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project),
                                 AMT, Series A, 6.75% due 4/01/2038                                                         1,688
                         5,085   Brazos River Authority, Texas, PCR, Refunding (Texas Utility Company), AMT,
                                 Series A, 7.70% due 4/01/2033                                                              5,954
                         4,000   Dallas-Fort Worth, Texas, International Airport Facility Improvement Corporation,
                                 Revenue Bonds (Learjet Inc.), AMT, Series A-1, 6.15% due 1/01/2016                         4,037
                         5,000   Dallas-Fort Worth, Texas, International Airport Facility Improvement Corporation,
                                 Revenue Refunding Bonds, AMT, Series A-2, 9% due 5/01/2029                                 5,188
                         2,440   Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                                 Corporation Project), AMT, 7.50% due 5/01/2025                                             2,760
                         6,540   Gulf Coast, Texas, Waste Disposal Authority Revenue Refunding Bonds (International
                                 Paper Company), AMT, Series A, 6.10% due 8/01/2024                                         6,949
                         9,320   Harris County, Texas, Revenue Refunding Bonds, DRIVERS, Series 1111, 6.994% due
                                 8/15/2009 (c)(h)                                                                          10,369
                         6,300   Harris County, Texas, Revenue Refunding Bonds, DRIVERS, Series 1172-Z, 7.005% due
                                 8/15/2009 (c)(h)                                                                           6,975
                         1,500   Houston, Texas, Health Facilities Development Corporation, Retirement Facility
                                 Revenue Bonds (Buckingham Senior Living Community), Series A, 7% due 2/15/2023             1,656
                         7,420   Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT,
                                 6.95% due 4/01/2030                                                                        8,287
                         2,600   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                 (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                          2,813
                         2,300   Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                 Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due
                                 11/01/2031                                                                                 2,420
                         5,000   Sabine River Authority, Texas, PCR, Refunding (TXU Electric Company Project/TXU
                                 Energy Company LLC), AMT, Series B, 5.75% due 5/01/2030                                    5,293

Virginia - 4.5%          3,285   James City County, Virginia, IDA, Residential Care Facility Revenue Refunding
                                 Bonds, Series A, 5.75% due 3/01/2017                                                       3,454
                         1,150   James City County, Virginia, IDA, Residential Care Facility Revenue Refunding
                                 Bonds, Series A, 6% due 3/01/2023                                                          1,232
                         2,250   Loudoun County, Virginia, IDA, IDR, Refunding (Dulles Airport Marriott Hotel),
                                 7.125% due 9/01/2015                                                                       2,297
                        10,735   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series A,
                                 5.50% due 8/15/2028                                                                       11,038
                         7,800   Tobacco Settlement Financing Corporation of Virginia, Asset Backed Revenue Bonds,
                                 5.625% due 6/01/2037                                                                       8,000

Guam - 0.4%              2,250   Commonwealth Of the Northern Mariana Islands, Guam, GO, Series A, 6.75% due 10/01/2033     2,466

Puerto Rico - 8.7%      17,935   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.50% due
                                 7/01/2018                                                                                 19,376
                         6,500   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                 7/01/2025 (f)                                                                              6,924
                         5,390   Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                                 Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                                 Series A, 6.45% due 12/01/2025                                                             4,497
                         1,500   Puerto Rico Municipal Finance Agency, GO, Series A, 5.25% due 8/01/2025                    1,611
                         5,170   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                 Bonds, Series D, 5.25% due 7/01/2027                                                       5,431
                         8,000   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                 Bonds, Series I, 5.50% due 7/01/2021                                                       8,778
                         3,535   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.50% due 8/01/2029                                                              3,762

U.S. Virgin              1,860   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 1.6%                   Coker Project), AMT, 6.50% due 7/01/2021                                                   2,104
                         6,750   Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
                                 (Hovensa Refinery), AMT, 6.125% due 7/01/2022                                              7,414

                                 Total Investments (Cost - $856,679*) - 153.3%                                            889,558
                                 Other Assets Less Liabilities - 1.9%                                                      10,951
                                 Preferred Stock, at Redemption Value - (55.2%)                                         (320,094)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $   580,415
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of February 28, 2006 as computed for federal income tax purposes, were as follows:

    Aggregate cost                             $        856,679
                                               ================
    Gross unrealized appreciation              $         33,336
    Gross unrealized depreciation                         (457)
                                               ----------------
    Net unrealized appreciation                $         32,879
                                               ================


(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Federal Housing Administration/Veterans' Administration Mortgages packaged by the
    Federal National Mortgage Association.

(f) XL Capital Insured.

(g) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security.
    The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(h) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(i) Prerefunded.

(j) Assured Guaranty Insured.

  o Forward interest rate swaps outstanding as of February 28, 2006 were as follows:

                                                   Notional      Unrealized
                                                    Amount     Depreciation

    Pay a fixed rate of 3.955% and receive
    a floating rate based on a 1-week Bond
    Market Association rate

    Broker, JPMorgan Chase Bank
    Expires May 2021                               $  45,000      $   (337)

    Pay a fixed rate of 3.999% and receive
    a floating rate based on a 1-week Bond
    Market Association rate

    Broker, JPMorgan Chase Bank
    Expires April 2026                             $  58,000      $   (262)
                                                                  ---------
    Total                                                         $   (599)
                                                                  =========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Muni Intermediate Duration Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Muni Intermediate Duration Fund, Inc.


Date:  April 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Muni Intermediate Duration Fund, Inc.


Date:  April 20, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Muni Intermediate Duration Fund, Inc.


Date:  April 20, 2006